UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Arlene Francis
Title: Office Manager
Phone: 212-344-3300

Signature, Place, and Date of Signing:

     /s/ Arlene Francis             New York, NY              January 28, 2008
     ----------------------         -------------             ----------------
          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          103

Form 13F Information Table Value Total:  $   307,908
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

                               TITLE OF            VALUE     SHARES/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)   PRN AMT    PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ -------- --------- --------   --------   --- ---- ------- ------------ -------- -------- --------
Valeant Pharmaceuticals Cv Sub CONV     91911XAD6     4956    5900000   PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV     922417AB6     5966    6026000   PRN      SOLE                                    6026000
El Paso Conv Pfd               PFD      283678209      292       8100   SH       SOLE                                       8100
Liquidia Technologies Series A PFD                     100      30580   SH       SOLE                                      30580
A T & T                        COM      001957109      795      19118   SH       SOLE                                      19118
ACI Worldwide                  COM      004498101     1999     105000   SH       SOLE                                     105000
Abbott Lab                     COM      002824100      373       6650   SH       SOLE                                       6650
Acxiom                         COM      005125109     2156     183800   SH       SOLE                                     183800
Albany Molecular Research      COM      012423109     3883     270000   SH       SOLE                                     270000
AmSurg                         COM      03232P405     1797      66410   SH       SOLE                                      66410
Anadarko Pete                  COM      032511107      355       5400   SH       SOLE                                       5400
AngioDynamics                  COM      03475V101     1299      68200   SH       SOLE                                      68200
Arbitron                       COM                     416      10000   SH       SOLE                                      10000
ArthroCare                     COM      043136100     8302     172780   SH       SOLE                                     172780
Avid Technology                COM      05367P100     3620     127740   SH       SOLE                                     127740
B P ADR                        COM      055622104      207       2825   SH       SOLE                                       2825
Baldor Electric                COM      057741100    10810     321140   SH       SOLE                                     321140
Bank New York Mellon           COM      064057102      555      11375   SH       SOLE                                      11375
Beckman Coulter                COM      075811109      218       3000   SH       SOLE                                       3000
Berkshire Hathaway Cl B        COM      084670207      369         78   SH       SOLE                                         78
Brady                          COM      104674106     2155      61400   SH       SOLE                                      61400
Buckeye Partners LP Unit       COM      118230101      329       6650   SH       SOLE                                       6650
CRA International              COM      12618T105      609      12800   SH       SOLE                                      12800
Celgene                        COM      151020104     1483      32100   SH       SOLE                                      32100
Charles River Labs             COM      159864107     3647      55430   SH       SOLE                                      55430
CitiGroup                      COM      172967101      260       8843   SH       SOLE                                       8843
Cognex                         COM      192422103     8956     444460   SH       SOLE                                     444460
Computer Programs & Systems    COM      205306103      997      43850   SH       SOLE                                      43850
Digital River                  COM      25388b104     1383      41825   SH       SOLE                                      41825
Dionex                         COM      254546104     9190     110910   SH       SOLE                                     110910
Dover                          COM      260003108      369       8000   SH       SOLE                                       8000
El Paso                        COM                     362      21000   SH       SOLE                                      21000
Energy Conversion              COM      292659109      505      15000   SH       SOLE                                      15000
Euronet Worldwide              COM      298736109      691      23050   SH       SOLE                                      23050
Exxon Mobil                    COM      302290101     1099      11730   SH       SOLE                                      11730
FactSet Research System        COM      303075105     7899     141810   SH       SOLE                                     141810
Forrester Research             COM      346563109     8999     321155   SH       SOLE                                     321155
Fuel-Tech                      COM                    1597      70510   SH       SOLE                                      70510
Fuelcell Energy                COM      35952H106      248      25000   SH       SOLE                                      25000
General Electric               COM      369604103      452      12200   SH       SOLE                                      12200
Gentex                         COM      371901109      656      36900   SH       SOLE                                      36900
Genzyme                        COM      372917104     3479      46732   SH       SOLE                                      46732
Goldman Sachs                  COM                     226       1050   SH       SOLE                                       1050
Haemonetics                    COM      405024100    16574     263000   SH       SOLE                                     263000
Halliburton                    COM      406216101      523      13800   SH       SOLE                                      13800
Healthways                     COM      422245100     3739      63975   SH       SOLE                                      63975
Hologic                        COM                    4711      68640   SH       SOLE                                      68640
Honeywell                      COM      438516106      542       8800   SH       SOLE                                       8800
Hunter Douglas                 COM      N4327C122      330       4456   SH       SOLE                                       4456
Huron Consulting Group         COM      447462102     2491      30900   SH       SOLE                                      30900
ICON PLC ADR                   COM      45103T107    11181     180740   SH       SOLE                                     180740
IDEXX Laboratories             COM      45168D104    13342     227560   SH       SOLE                                     227560
ITRON                          COM      465741106     8479      88350   SH       SOLE                                      88350
Integra Lifesciences           COM                    3348      79850   SH       SOLE                                      79850
Invitrogen                     COM      46185r100      411       4400   SH       SOLE                                       4400
Jack Henry & Associates        COM      426281101     3688     151500   SH       SOLE                                     151500
Johnson & Johnson              COM      478160104     6667      99948   SH       SOLE                                      99948
KV Pharmaceutical Cl A         COM      482740206     8559     299912   SH       SOLE                                     299912
Kaydon                         COM      486587108     2847      52200   SH       SOLE                                      52200
LECG                           COM      523234102     1335      88675   SH       SOLE                                      88675
Level 3 Communications         COM                      46      15000   SH       SOLE                                      15000
Linear Tech                    COM      535678106      201       6300   SH       SOLE                                       6300
Manhattan Associates           COM      562750109    11860     449925   SH       SOLE                                     449925
Martek Biosciences             COM      572901106     2668      90200   SH       SOLE                                      90200
MedQuist                       COM      584949101      933      86500   SH       SOLE                                      86500
Medicis Pharmaceutical         COM      584690309     7486     288250   SH       SOLE                                     288250
Mentor                         COM      587188103     2745      70200   SH       SOLE                                      70200
Merit Medical Systems          COM      589889104     3371     242500   SH       SOLE                                     242500
Microsoft                      COM      594918104      547      15375   SH       SOLE                                      15375
National Oilwell Varco         COM      637071101      264       3600   SH       SOLE                                       3600
Noble Drilling                 COM      655042109      226       4000   SH       SOLE                                       4000
Nokia ADR                      COM      654902204      626      16300   SH       SOLE                                      16300
O'Reilly Automotive            COM      686091109     9586     295590   SH       SOLE                                     295590
Orthofix                       COM      N6748L102     5401      93170   SH       SOLE                                      93170
Packaging                      COM      695156109      326      11550   SH       SOLE                                      11550
Pearson                        COM      G69651100      456      31300   SH       SOLE                                      31300
Penn West Energy Tr            COM      707885109      221       8500   SH       SOLE                                       8500
Pepsico                        COM      713448108      205       2700   SH       SOLE                                       2700
Pharmaceutical Prod Dvlpt      COM      717124101    17620     436455   SH       SOLE                                     436455
Pope Resources                 COM                     788      18439   SH       SOLE                                      18439
Procter & Gamble               COM      742718109      258       3511   SH       SOLE                                       3511
Quaker Chemical                COM      747316107     2746     124991   SH       SOLE                                     124991
RPM                            COM      749685103      396      19500   SH       SOLE                                      19500
Renaissance Holdings           COM      G7496G103      395       6550   SH       SOLE                                       6550
ResMed                         COM      761152107     5521     105100   SH       SOLE                                     105100
Respironics                    COM      761230101     8600     131335   SH       SOLE                                     131335
SEI Investments                COM      784117103     9677     300800   SH       SOLE                                     300800
Sanmina-SCI                    COM      800907107      749     411319   SH       SOLE                                     411319
Sapiens Int'l                  COM      N7716A102       25      19020   SH       SOLE                                      19020
Shaw Comm. Cl B                COM      82025k200      918      38760   SH       SOLE                                      38760
Skyworks Solutions             COM      020753109     2374     279275   SH       SOLE                                     279275
Stem Cell Innovations          COM      85857B100        2     225000   SH       SOLE                                     225000
UQM Technologies               COM      903213106       95      28000   SH       SOLE                                      28000
Valeant Pharmaceuticals Int'l  COM      91911x104     4668     389977   SH       SOLE                                     389977
Veeco Instruments              COM      922417100      666      39900   SH       SOLE                                      39900
Verizon                        COM      92343V104      223       5100   SH       SOLE                                       5100
VistaCare                      COM      92839Y109     1098     151500   SH       SOLE                                     151500
Weyerhaeuser                   COM                     310       4200   SH       SOLE                                       4200
Zebra Technologies             COM      989207105     9573     275865   SH       SOLE                                     275865
Excelsior Intl Fund            EF       300722600      271  13348.026   SH       SOLE                                  13348.026
Excelsior Large Cap Growth Fun EF       300722683      362  29000.000   SH       SOLE                                  29000.000
IShares MSCI Japan ETF         EF                      201  15100.000   SH       SOLE                                  15100.000
Pimco All Asset Instl                                  384      30224   SH       SOLE                                      30224